Interest and UF Indexation Revenue and Expenses (Details) - Schedule of interest income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest and UF Indexation Revenue and Expenses (Details) - Schedule of interest income [Line Items]
Interest revenue	$ 4,466,881	$ 2,388,470	$ 1,876,795
Interest expenses	(2,200,752)	(814,448)	(560,007)
Total net interest income	2,266,129	1,574,022	1,316,788
Interest [Member]
Interest and UF Indexation Revenue and Expenses (Details) - Schedule of interest income [Line Items]
Interest revenue	2,344,384	1,393,233	1,492,800
Interest expenses	(1,040,914)	(276,087)	(329,811)
Total net interest income	1,303,470	1,117,146	1,162,989
UF indexation [Member]
Interest and UF Indexation Revenue and Expenses (Details) - Schedule of interest income [Line Items]
Interest revenue	2,122,497	995,237	383,995
Interest expenses	(1,159,838)	(538,361)	(230,196)
Total net interest income	$ 962,659	$ 456,876	$ 153,799